SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Wholesale revenues	$ 19,625	$ 100,446	$ 215,565	$ 292,510	$ 389,522	$ 52,746
Total revenues	1,583,067	1,342,329	5,352,419	3,890,486	5,597,094	3,206,310
Cost of revenues	(305,674)	(229,861)	(1,354,097)	(1,065,511)	(1,753,496)	(521,097)
Gross profit	1,277,393	1,112,468	3,998,322	2,824,975	3,843,598	2,685,213
Payroll and related expenses	1,061,299	657,508	4,131,233	2,078,906	3,160,763	1,482,438
General and administrative expenses	708,015	1,415,477	1,962,102	1,998,121	2,137,567	1,064,605
Rent Expense	776,432	248,158	2,074,759	950,479	1,742,232	630,698
Professional fees	34,405	128,879	481,784	478,273	799,490	854,678
Depreciation and amortization expense	70,158	44,982	196,439	105,710	151,710	78,321
Total operating expenses	2,650,309	2,495,004	8,846,317	5,611,489	7,991,762	4,110,740
Loss from operations	(1,372,916)	(1,382,536)	(4,847,995)	(2,786,514)	(4,148,164)	(1,425,527)
Interest expense	(86,172)	(1)	(178,031)	(36,273)	(16,073)	$ (504)
Other income	5,913	8,742	5,913	7,903	7,903
Total other expense	(80,259)	8,742	(172,118)	(28,370)	(8,170)	$ (504)
Net loss	$ (1,453,175)	$ (1,373,794)	$ (5,020,113)	$ (2,814,884)	$ (4,156,334)	$ (1,426,031)
Basic loss per common share	$ (0.04)	$ (0.10)	$ (0.22)	$ (0.22)	$ (0.23)	$ (0.11)
As Previously Reported
Wholesale revenues	$ 28,620	$ 267,020	$ 222,198	$ 746,778	$ 853,293	$ 1,359,243
Total revenues	1,592,062	1,508,903	5,359,052	4,344,764	6,060,865	4,512,807
Cost of revenues	(292,299)	(187,912)	(1,176,270)	(831,900)	(1,367,870)	(1,059,740)
Gross profit	1,299,763	1,320,911	4,182,782	3,512,864	4,692,995	3,453,067
Payroll and related expenses	1,061,353	781,118	3,668,087	2,366,240	3,486,860	1,593,230
General and administrative expenses	707,153	1,454,143	2,013,659	2,256,069	2,564,527	1,523,904
Rent Expense					1,742,732	667,590
Professional fees	43,069	146,807	511,637	527,201	862,439	1,000,133
Depreciation and amortization expense	89,630	81,255	258,819	175,723	249,703	180,688
Total operating expenses	2,677,637	2,711,551	8,526,961	6,275,712	8,906,261	4,965,545
Loss from operations	(1,377,874)	(1,390,560)	(4,344,179)	(2,762,848)	(4,213,266)	(1,512,478)
Interest expense	(93,843)	741	(210,031)	(62,940)	(81,617)	(80,152)
Other income	9,967	119,748	33,999	127,651	41,266	38,011
Total other expense	(83,876)	120,489	(176,032)	(64,711)	(40,351)	(42,141)
Net loss	(1,461,750)	(1,270,071)	(4,520,211)	(2,698,137)	(4,253,617)	(1,554,619)
Less: Net gain (loss) attributable to non-controlling interest	(8,575)	196,150	29,255	209,174	42,051	(101,650)
Net loss attributable to the Company		(1,466,221)	(4,549,466)	(2,907,331)	$ (4,295,668)	(1,452,969)
Basic loss per common share					$ (0.24)
Error Correction
Wholesale revenues	(8,995)	(166,574)	(6,633)	(454,278)	$ 389,522	52,746
Total revenues	(8,995)	(166,574)	(6,633)	(454,278)	5,597,094	3,206,310
Cost of revenues	(13,375)	(41,949)	(177,827)	(233,611)	(1,753,496)	(521,097)
Gross profit	(22,370)	(208,523)	(184,460)	(687,889)	3,843,598	2,685,213
Payroll and related expenses	(54)	(123,680)	463,146	(287,334)	3,160,763	1,482,438
General and administrative expenses	862	(38,666)	(51,557)	(257,948)	2,137,567	1,064,605
Rent Expense					1,742,232	630,698
Professional fees	(8,664)	(17,928)	(29,853)	(48,928)	799,490	854,678
Depreciation and amortization expense	(19,472)	(36,273)	(62,380)	(70,013)	151,710	78,321
Total operating expenses	(27,328)	(216,547)	319,356	(664,223)	7,991,762	4,110,740
Loss from operations	4,958	8,024	(503,816)	(23,666)	(4,148,164)	(1,425,527)
Interest expense	7,671	(741)	32,000	26,667	(16,073)	$ (504)
Other income	(4,054)	(111,006)	(28,086)	(93,081)	7,903
Total other expense	3,617	(111,747)	3,914	(93,081)	(8,170)	$ (504)
Net loss	8,575	(103,723)	(499,902)	(116,747)	$ (4,156,334)	$ (1,426,031)
Less: Net gain (loss) attributable to non-controlling interest	8,575	(196,150)	(29,255)	(209,174)
Net loss attributable to the Company		92,427	(470,647)	92,427	$ (4,156,334)	$ (1,426,031)
Basic loss per common share					$ (0.23)
As Restated
Wholesale revenues	19,625	100,446	215,565	292,510	$ (463,771)	(1,306,497)
Total revenues	1,583,067	1,342,329	5,352,419	3,890,486	(463,771)	(1,306,497)
Cost of revenues	(305,674)	(229,861)	(1,354,097)	(1,065,511)	(385,626)	538,643
Gross profit	1,277,393	1,112,468	3,998,322	2,824,975	(849,397)	(767,854)
Payroll and related expenses	1,061,299	657,508	4,131,233	2,078,906	(326,097)	(110,792)
General and administrative expenses	708,015	1,415,477	1,962,102	1,998,121	(426,960)	(459,299)
Rent Expense					(500)	(36,892)
Professional fees	34,405	128,879	481,784	478,273	(62,949)	(145,455)
Depreciation and amortization expense	70,158	44,982	196,439	105,710	(97,993)	(102,367)
Total operating expenses	2,650,309	2,495,004	8,846,317	5,611,489	(914,499)	(854,805)
Loss from operations	(1,372,916)	$ (1,382,536)	(4,847,995)	(2,786,514)	65,102	86,951
Interest expense	(86,172)		(178,031)	(36,273)	65,544	79,648
Other income	5,913	$ 8,742	5,913	7,903	(33,363)	(38,011)
Total other expense	(80,259)	8,742	(172,032)	(28,370)	32,181	41,637
Net loss	$ (1,453,175)	$ (1,373,794)	$ (5,020,113)	$ (2,814,884)	97,283	128,588
Less: Net gain (loss) attributable to non-controlling interest					(42,051)	101,650
Net loss attributable to the Company		$ (1,373,794)	$ (5,020,113)	$ (2,814,884)	$ 139,334	$ (26,938)
Basic loss per common share					$ 0.01